Commitments and Contingencies (Details Narrative) - USD ($)																								1 Months Ended	2 Months Ended				3 Months Ended						9 Months Ended	12 Months Ended
	May 03, 2022	Jan. 31, 2022	Jan. 24, 2022	Nov. 01, 2021	Nov. 01, 2021	Oct. 12, 2021	Oct. 12, 2021	Jul. 20, 2021	Jul. 07, 2021	May 18, 2021	Apr. 27, 2021	Feb. 25, 2021	Sep. 25, 2020	Feb. 27, 2020	Dec. 04, 2019	Oct. 31, 2019	Jul. 07, 2019	Mar. 18, 2019	Aug. 21, 2018	Jul. 07, 2018	Jul. 28, 2017	Jul. 07, 2017	Apr. 04, 2017	Jul. 20, 2021	Oct. 30, 2021	Oct. 30, 2021	May 31, 2021	May 31, 2021	Mar. 31, 2022	Aug. 31, 2021	May 31, 2021	Mar. 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	Mar. 18, 2022	Dec. 16, 2020	Dec. 16, 2019
Loss Contingencies [Line Items]
Debt Instrument, Periodic Payment													$ 3,100,000
Remiitted amount																										$ 1,400,000		$ 2,100,000		$ 2,100,000			$ 1,800,000	$ 1,500,000
Allegedly unpaid invoices														$ 3,100,000
Debt Instrument, Description						On October 12, 2021, the June 14, 2021 and July 26, 2021 the total Prestige advance $2.0 million was extended to the date of the termination of the senior secured note offering, which is in April 2022, and may be extended as discussed above.	On October 12, 2021, the June 14, 2021 and July 26, 2021 the total Prestige advance $2.0 million was extended to the date of the termination of the senior secured note offering, which is in April 2022, and was extended to May 28 2022						the Company agreed to (i) pay approximately $3.1 million (“Owed Amount”) in monthly payments (“Monthly Payments”) from September 1, 2020 through June 30, 2023 and (ii) issue monthly purchase orders (“Purchase Orders”) at minimum amounts accepted by Nutrablend
Outstanding balance													$ 2,000,000.0																$ 2,000,000.0
Accrued and other liability																													6,654,000							$ 5,942,000	$ 6,194,000
Fee and costs penalty								$ 93,000								$ 56,000								$ 93,000
Associated fee																													2,500
Income Tax Examination, Penalties and Interest Expense																							$ 5,300,000
Tax withholdings																							4,400,000
Income Tax Examination, Penalties Expense																							900,000
Reporting penalties																							2,000,000.0
Deposit penaties																																									$ 2,000,000
Liability for Claims and Claims Adjustment Expense																							$ 7,300,000																		$ 5,300,000
Default payments due	$ 4,608,980.12
Guaranty amount	$ 500,000
Bakery Bam [Member]
Loss Contingencies [Line Items]
Contract with customer breach			$ 1,900,000
Order of services			77,800
Specific ingredients			42,400
Purchase agreements			$ 1,816,017
Barnes And Thornburg [Member]
Loss Contingencies [Line Items]
Due to Related Parties																																							$ 885,163.72
Due to Other Related Parties																																							$ 4,658,593.02
Flavor Producers LLC [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Paid, Value		$ 389,989.60
Three Promissory Notes [Member]
Loss Contingencies [Line Items]
Loan exchange, value																			$ 18,000,000.0
ThermoLife [Member]
Loss Contingencies [Line Items]
Total amount accrued																													1,900,000						$ 1,900,000			$ 1,600,000
Loss Contingency, Damages Paid, Value															$ 900,000
Increase of bond amount															1,600,000
Interest expense recognized damages															300,000
Fee and costs penalty															$ 400,000
paid fee																													600,000						$ 600,000	600,000
Paid fee																													250,000							250,000
Minimum [Member]
Loss Contingencies [Line Items]
Remiitted amount				$ 700,000	$ 700,000
Long-term Line of Credit																													3,000,000.0
Maximum [Member]
Loss Contingencies [Line Items]
Long-term Line of Credit													$ 3,000,000.0
Settlement Agreement [Member]
Loss Contingencies [Line Items]
Total amount accrued																					$ 3,000,000
Advance payment																						$ 1,000,000.0
Debt Instrument, Periodic Payment																	$ 1,000,000.0			$ 1,000,000.0
Remiitted amount																					$ 300,000				$ 1,400,000		$ 2,100,000			$ 2,100,000	$ 2,000,000.0		$ 1,800,000	$ 1,500,000
Interest expense charges																																				75,000	75,000
Nutrablend Matter [Member]
Loss Contingencies [Line Items]
Purchase order									$ 2,000,000.0
Accrued and other liability																													998,000							991,000
Other Liabilities, Noncurrent																													250,000							502,000
Payment of legal settlement																													303,000			$ 189,000				1,100,000
4Excelsior [Member]
Loss Contingencies [Line Items]
Accrued and other liability																													1,100,000							1,100,000
Other Liabilities, Noncurrent																													1,600,000							1,800,000
Payment of legal settlement																													$ 300,000			200,000				$ 1,100,000
City Football Group Limited [Member] | Sponsorship Agreement [Member]
Loss Contingencies [Line Items]
Loss contingency, trial or alternative dispute resolution																													In August 2016, CFG commenced arbitration in the United Kingdom against the Company, seeking approximately $8.3 million for the Company’s purported breach of the Sponsorship Agreement							In August 2016, CFG commenced arbitration in the United Kingdom against the Company, seeking approximately $8.3 million for the Company’s purported breach of the Sponsorship Agreement
Loss contingency dispute resolution amount																													$ 8,300,000							$ 8,300,000
4Excelsior [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Paid, Value																		$ 6,200,000
Increase of bond amount																		$ 7,800,000
Loss Contingency Accrual																																								$ 4,750,000
Charges against revenues																																								70,000
Settlement periodic payments thereafter																																								$ 100,000
Interest rate																																								18.00%
Mr. Drexler [Member]
Loss Contingencies [Line Items]
Interest expense recognized damages																													22,000.000			$ 22,000.000				96,815	$ 89,000
Balance fee																													350,000							350,000
Associated fee																													$ 12,500							12,500
Accrued and other kiabilities																																				$ 1,400,000
penalty paid												$ 1,500
ThermoLife International LLC [Member]
Loss Contingencies [Line Items]
Increase of bond amount										$ 1,900,000
Interest expense recognized damages											$ 300,000